GUARANTEE LIABILITIES - Contractual amounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 22,418,967	¥ 24,823,317
Current contractual amounts of outstanding loans subject to guarantee	21,846,082	24,515,488
Contractual amounts of outstanding loans not subject to guarantee	¥ 2,413,098	¥ 2,509,177
Minimum
GUARANTEE LIABILITIES
Compensation service period	1 month	1 month
Maximum
GUARANTEE LIABILITIES
Compensation service period	36 months	36 months
0 - 30 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 367,325	¥ 200,765
31 - 60 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	193,948	96,403
61 - 90 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 11,612	¥ 10,661